[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

February 21, 2024

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	The Gabelli Multimedia Trust Inc. (File Nos.: 333-; 811-08476)

Ladies & Gentlemen:

On behalf of The Gabelli Multimedia Trust Inc. (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”).

A fee of $2,681.60 to cover the registration fee under the Securities Act has been paid.

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If you have any questions or require any further information with respect to this Registration Statement, or any other matter relating to the Fund, please do not hesitate to contact me at (617) 573-4836.

Sincerely,

/s/ Kenneth E. Burdon
Kenneth E. Burdon